PROPERTY, PLANT AND EQUIPMENT - Summary of Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment losses
Impairments losses	$ 3,894	$ 26,676	$ 3,639
Impairment reversals
Impairment reversals	214	0	190
Exploration and production
Impairment losses
Impairments losses	1,533	20,155	2,983
Impairment reversals
Impairment reversals	213	0	0
Manufacturing, supply and distribution
Impairment losses
Impairments losses	2,340	6,490	654
Impairment reversals
Impairment reversals	0	0	190
Other
Impairment losses
Impairments losses	21	31	2
Impairment reversals
Impairment reversals	$ 1	$ 0	$ 0